Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Australia: 8.1%
4,138		AGL Energy Ltd.	$36,173	0.4
918		ASX Ltd.	50,161	0.5
18,557		Aurizon Holdings Ltd.	52,344	0.5
14,176		AusNet Services	18,661	0.2
6,112		Australia & New Zealand Banking Group Ltd.	110,041	1.1
1,418		BHP Group Ltd.	47,289	0.5
4,057		Brambles Ltd.	32,643	0.3
1,323		Coca-Cola Amatil Ltd.	13,169	0.2
4,926		Fortescue Metals Group Ltd.	81,140	0.8
3,512		Goodman Group	47,261	0.5
440		Macquarie Group Ltd.	43,881	0.5
277		Magellan Financial Group Ltd.	10,064	0.1
22,516		Medibank Pvt Ltd.	50,015	0.5
1,667		Rio Tinto Ltd.	139,526	1.4
1,360		Wesfarmers Ltd.	56,453	0.6
			788,821	8.1

		Austria: 0.6%
1,311		OMV AG	55,012	0.6

		Belgium: 0.8%
553		Etablissements Franz Colruyt NV	34,113	0.3
426		UCB S.A.	44,113	0.5
			78,226	0.8

		China: 0.7%
23,000		BOC Hong Kong Holdings Ltd.	68,586	0.7

		Denmark: 1.5%
428		Carlsberg A/S	62,528	0.7
63		Coloplast A/S	9,404	0.1
314		DSV PANALPINA A/S	48,992	0.5
240		Pandora A/S	23,094	0.2
			144,018	1.5

		Finland: 2.2%
745		Elisa OYJ	44,355	0.5
879		Kone Oyj	69,129	0.7
752		Orion Oyj	34,503	0.4
1,757		UPM-Kymmene OYJ	62,781	0.6
			210,768	2.2

		France: 8.0%
1,152	(1)	BNP Paribas	55,245	0.6
1,406		Bouygues SA	55,160	0.6
485		Cie Generale des Etablissements Michelin SCA	66,837	0.7
4,401	(1)	Credit Agricole SA	49,811	0.5
840		Danone	55,859	0.6
257		Dassault Systemes SE	51,303	0.5
604	(1)	Eiffage SA	54,824	0.5
3,932	(1)	Engie SA	61,022	0.6
422		Legrand S.A.	38,776	0.4
6,020		Orange SA	70,653	0.7
1,269		Sanofi	119,347	1.2
209		Schneider Electric SE	30,589	0.3
1,332	(1)	SCOR SE	40,504	0.4
613		Total SE	25,837	0.3
132		Vinci SA	12,240	0.1
			788,007	8.0

		Germany: 7.4%
49		Allianz SE	11,074	0.1
767		BASF SE	59,278	0.6
806		Bayerische Motoren Werke AG	68,243	0.7
130		Beiersdorf AG	14,190	0.1
909		Daimler AG	63,843	0.7
309		Deutsche Boerse AG	49,611	0.5
1,910		Deutsche Post AG	94,344	1.0
5,493		Deutsche Telekom AG	97,679	1.0
412		GEA Group AG	14,235	0.1
355		LEG Immobilien AG	50,890	0.5
162		Muenchener Rueckversicherungs-Gesellschaft AG	42,956	0.4
355		Siemens AG	55,004	0.6
298	(1)	Siemens Energy AG	11,059	0.1
389		Symrise AG	48,409	0.5
8,855		Telefonica Deutschland Holding AG	24,267	0.3
264		Vonovia SE	17,627	0.2
			722,709	7.4

		Hong Kong: 4.1%
1,800		ASM Pacific Technology Ltd.	26,139	0.3
4,000		CK Hutchison Holdings Ltd.	27,604	0.3
5,500		CK Infrastructure Holdings Ltd.	29,201	0.3
7,000		CLP Holdings Ltd.	65,692	0.7
22,000		HKT Trust / HKT Ltd.	28,956	0.3
3,100		Hongkong Land Holdings Ltd. - HKHGF	14,292	0.1
600		Jardine Matheson Holdings Ltd.	34,582	0.3
5,800		Link REIT	50,316	0.5
8,500		MTR Corp.	49,328	0.5
23,000		PCCW Ltd.	12,791	0.1
7,000		Power Assets Holdings Ltd.	37,147	0.4
2,000		Sun Hung Kai Properties Ltd.	27,320	0.3
			403,368	4.1

		Ireland: 0.3%
836		CRH PLC	34,305	0.3

		Israel: 1.2%
10,597		Bank Leumi Le-Israel BM	65,302	0.7
3,726		ICL Group Ltd.	19,823	0.2
4,961		Israel Discount Bank Ltd.	19,166	0.2
504		Mizrahi Tefahot Bank Ltd.	11,721	0.1
			116,012	1.2

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: 4.6%
4,242	(1)	Assicurazioni Generali S.p.A.	$72,397	0.7
3,743		Enel S.p.A.	37,123	0.4
5,266		ENI S.p.A.	53,191	0.5
157		Ferrari NV	32,670	0.3
39,230	(1)	Intesa Sanpaolo SpA	85,525	0.9
5,766	(2)	Poste Italiane SpA	56,345	0.6
686		Recordati Industria Chimica e Farmaceutica SpA	35,500	0.4
11,854		Snam SpA	62,159	0.6
2,332		Terna Rete Elettrica Nazionale SpA	16,912	0.2
			451,822	4.6

		Japan: 25.6%
300		ABC-Mart, Inc.	17,064	0.2
600		Aeon Mall Co., Ltd.	9,713	0.1
3,100		Ajinomoto Co., Inc.	73,303	0.7
3,100		Astellas Pharma, Inc.	50,319	0.5
700		Calbee, Inc.	20,701	0.2
200		Daikin Industries Ltd.	42,227	0.4
100		Daito Trust Construction Co., Ltd.	10,421	0.1
300		Daiwa House Industry Co., Ltd.	8,505	0.1
400		Denso Corp.	22,234	0.2
18,200		ENEOS Holdings, Inc.	73,760	0.8
1,000		Hitachi Ltd.	41,195	0.4
1,400		Honda Motor Co., Ltd.	36,969	0.4
400		Hoya Corp.	51,182	0.5
3,100		Itochu Corp.	88,781	0.9
3,800		Japan Post Bank Co. Ltd.	32,859	0.3
6,700		Japan Post Holdings Co. Ltd.	53,282	0.5
300		KDDI Corp.	8,818	0.1
200		Konami Holdings Corp.	12,256	0.1
600		Lawson, Inc.	29,141	0.3
3,000		Lixil Corp.	69,961	0.7
700		McDonald's Holdings Co. Japan Ltd.	34,135	0.4
700		MEIJI Holdings Co., Ltd.	47,782	0.5
4,900		Mitsubishi Chemical Holdings Corp.	33,516	0.3
2,700		Mitsubishi Corp.	68,397	0.7
1,900		Mitsubishi Heavy Industries Ltd.	54,574	0.6
25,800		Mitsubishi UFJ Financial Group, Inc.	116,507	1.2
500		Miura Co., Ltd.	28,468	0.3
1,300		MS&AD Insurance Group Holdings, Inc.	37,403	0.4
1,000		NEC Corp.	54,409	0.6
100		Nintendo Co., Ltd.	57,564	0.6
200		Nippon Shinyaku Co., Ltd.	14,724	0.2
2,100		Nippon Telegraph & Telephone Corp.	52,487	0.5
300		Nitori Co., Ltd.	59,539	0.6
1,500		Nomura Real Estate Holdings, Inc.	33,504	0.3
1,500		Olympus Corp.	27,121	0.3
1,300		Pan Pacific International Holdings Corp.	29,193	0.3
900		Santen Pharmaceutical Co., Ltd.	14,885	0.2
700		Secom Co., Ltd.	63,426	0.6
3,400		Seiko Epson Corp.	57,919	0.6
3,100		Sekisui House Ltd.	59,893	0.6
1,700		Seven & I Holdings Co., Ltd.	64,920	0.7
1,800		SG Holdings Co. Ltd.	46,139	0.5
5,700		SoftBank Corp.	74,878	0.8
400		Sohgo Security Services Co., Ltd.	19,683	0.2
4,400		Sumitomo Corp.	58,408	0.6
2,600		Sumitomo Electric Industries Ltd.	34,706	0.4
3,200		Sumitomo Mitsui Financial Group, Inc.	99,419	1.0
2,100		Sumitomo Mitsui Trust Holdings, Inc.	62,827	0.6
800		Sundrug Co., Ltd.	31,739	0.3
2,400		T&D Holdings, Inc.	27,969	0.3
1,800		Teijin Ltd.	32,930	0.3
3,700		Tokyu Fudosan Holdings Corp.	20,908	0.2
500		Toyo Suisan Kaisha Ltd.	24,607	0.3
1,000	(1)	Trend Micro, Inc.	55,035	0.6
400		Tsuruha Holdings, Inc.	53,116	0.5
1,400		Welcia Holdings Co. Ltd.	47,430	0.5
2,400		Yamada Holdings Co. Ltd.	12,235	0.1
1,600		Yamato Holdings Co., Ltd.	39,697	0.4
			2,504,783	25.6

		Netherlands: 3.2%
1,701		Koninklijke Ahold Delhaize NV	48,826	0.5
311		Koninklijke DSM NV	54,367	0.6
4,860		Koninklijke KPN NV	15,183	0.2
442	(1)	Koninklijke Philips NV	24,093	0.2
1,376		NN Group NV	57,312	0.6
960	(1)	Randstad NV	59,979	0.6
625		Wolters Kluwer NV	51,931	0.5
			311,691	3.2

		New Zealand: 0.4%
406		Fisher & Paykel Healthcare Corp. Ltd.	10,062	0.1
8,978		Spark New Zealand Ltd.	30,825	0.3
			40,887	0.4

		Norway: 0.4%
449		Gjensidige Forsikring ASA	10,325	0.1
3,402		Orkla ASA	33,070	0.3
			43,395	0.4

		Portugal: 0.2%
1,498		Galp Energia SGPS SA	15,036	0.2

		Singapore: 1.0%
6,500		Mapletree Logistics Trust	9,641	0.1
6,800		Singapore Exchange Ltd.	50,517	0.5

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore: (continued)
22,100	Singapore Telecommunications Ltd.	$39,151	0.4
		99,309	1.0

	Spain: 2.6%
1,696	Enagas	37,364	0.4
2,352	Endesa S.A.	60,110	0.6
1,897	Ferrovial SA - FERE	45,477	0.5
2,332	Red Electrica Corp. SA	44,280	0.4
7,051	Repsol SA	69,267	0.7
		256,498	2.6

	Sweden: 1.6%
1,220	Essity AB	38,968	0.4
443	Swedish Match AB	34,161	0.3
1,795	Tele2 AB	24,772	0.3
4,442	Telefonaktiebolaget LM Ericsson	55,931	0.6
		153,832	1.6

	Switzerland: 5.6%
53	EMS-Chemie Holding AG	49,990	0.5
1,350	LafargeHolcim Ltd.-CHF	73,002	0.8
189	Logitech International SA	19,629	0.2
459	Nestle SA	51,452	0.5
1,094	Novartis AG	99,056	1.0
151	Roche Holding AG	52,112	0.5
196	Schindler Holding AG - Part Cert	51,729	0.5
78	Swiss Life Holding AG	35,565	0.4
295	Zurich Insurance Group AG	117,955	1.2
		550,490	5.6

	United Kingdom: 16.1%
4,923	3i Group PLC	74,601	0.8
1,621	Admiral Group Plc	63,885	0.6
371	Anglo American PLC	12,203	0.1
16,430	Aviva PLC	75,152	0.8
45,836	(1) Barclays PLC	83,614	0.8
37,050	BP PLC	137,676	1.4
968	British American Tobacco PLC	35,175	0.4
719	Croda International PLC	61,775	0.6
12,130	Direct Line Insurance Group PLC	49,786	0.5
6,977	Evraz PLC	47,704	0.5
5,948	GlaxoSmithKline PLC	110,462	1.1
1,362	Hikma Pharmaceuticals PLC	44,727	0.5
3,347	Imperial Brands PLC	67,179	0.7
7,300	J Sainsbury Plc	24,380	0.2
441	London Stock Exchange Group PLC	52,353	0.5
6,359	M&G PLC	15,255	0.2
31,006	(1) Natwest Group PLC	62,250	0.6
1,651	Persimmon PLC	57,468	0.6
1,474	Phoenix Group Holdings PLC	13,584	0.1
649	Reckitt Benckiser Group PLC	55,021	0.6
1,839	Relx PLC (EUR Exchange)	45,906	0.5
344	Relx PLC (GBP Exchange)	8,517	0.1
6,752	Sage Group PLC/The	54,367	0.6
2,988	Segro PLC	38,887	0.4
11,430	(1) Standard Chartered PLC	69,159	0.7
1,862	Unilever PLC	108,236	1.1
882	United Utilities Group PLC	11,117	0.1
31,698	Vodafone Group PLC	54,132	0.5
18,669	WM Morrison Supermarkets PLC	45,784	0.5
		1,580,355	16.1

	Total Common Stock
	(Cost $8,766,581)	9,417,930	96.2

EXCHANGE-TRADED FUNDS: 3.0%
6,186	iShares MSCI EAFE Value Index	290,309	3.0

	Total Exchange-Traded Funds
	(Cost $304,104)	290,309	3.0

PREFERRED STOCK: 0.1%
	Germany: 0.1%
125	Henkel AG & Co. KGaA	12,947	0.1

	Total Preferred Stock
	(Cost $9,941)	12,947	0.1

	Total Long-Term Investments
	(Cost $9,080,626)	9,721,186	99.3

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
42,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $42,000)	42,000	0.4

	Total Short-Term Investments
	(Cost $42,000)	42,000	0.4

	Total Investments in Securities (Cost $9,122,626)	$9,763,186	99.7
	Assets in Excess of Other Liabilities	31,439	0.3
	Net Assets	$9,794,625	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of January 31, 2021.

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	22.0%
Industrials	15.6
Consumer Staples	11.5
Materials	8.7
Health Care	7.6
Consumer Discretionary	6.9
Communication Services	6.6
Utilities	5.3
Energy	4.4
Information Technology	4.2
Real Estate	3.5
Exchange-Traded Funds	3.0
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$788,821	$–	$788,821
Austria	–	55,012	–	55,012
Belgium	–	78,226	–	78,226
China	–	68,586	–	68,586
Denmark	–	144,018	–	144,018
Finland	–	210,768	–	210,768
France	–	788,007	–	788,007
Germany	11,059	711,650	–	722,709
Hong Kong	–	403,368	–	403,368
Ireland	–	34,305	–	34,305
Israel	–	116,012	–	116,012
Italy	–	451,822	–	451,822
Japan	–	2,504,783	–	2,504,783
Netherlands	–	311,691	–	311,691
New Zealand	–	40,887	–	40,887
Norway	–	43,395	–	43,395
Portugal	–	15,036	–	15,036
Singapore	–	99,309	–	99,309
Spain	–	256,498	–	256,498
Sweden	–	153,832	–	153,832
Switzerland	–	550,490	–	550,490
United Kingdom	154,142	1,426,213	–	1,580,355
Total Common Stock	165,201	9,252,729	–	9,417,930
Exchange-Traded Funds	290,309	–	–	290,309
Preferred Stock	–	12,947	–	12,947
Short-Term Investments	42,000	–	–	42,000
Total Investments, at fair value	$497,510	$9,265,676	$–	$9,763,186

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

At January 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $9,146,315.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,034,744
Gross Unrealized Depreciation	(417,297)
Net Unrealized Appreciation	$617,447